Sigificant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 22, 2017	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Sigificant Accounting Policies (Details) [Line Items]
Cah balances held in bank						$ 1,805,417	$ 83,667
Impairment loss						0	33,975
Allowance for doubtful accounts for discontinued operations						0	11,028,252
Allowance for doubtful accounts for continued operations						0	48,952
Depreciation expenses		$ 33,000	$ 33,842	$ 66,769	$ 67,684	134,691	28,980
Depreciation expense from discontinued operations						0	565,008
Impairment charges on long-lived assets in continued operations						705,000	0
Impairment charges on long-lived assets in discontinued operations						$ 0	$ 565,008
Minimum [Member] | United States [Member]
Sigificant Accounting Policies (Details) [Line Items]
Current federal income tax rate	21.00%
Maximum [Member] | United States [Member]
Sigificant Accounting Policies (Details) [Line Items]
Current federal income tax rate	35.00%